INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
Inventories at December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
	USD	USD
Raw materials	124,408,741	107,651,325
Work-in-process	57,457,153	42,202,306
Finished goods	61,429,618	59,717,204
Total	243,295,512	209,570,835